Short-Term Borrowings And Long-Term Debt (Information On Significant Long-Term Debt Issued) (Details) (USD $)	12 Months Ended
Jan. 31, 2012
Debt Instrument [Line Items]
Principal Amount	$ 5,000,000,000
April 15, 2014 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2014
Interest Rate	1.625%
Principal Amount	1,000,000,000
April 15, 2016 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2016
Interest Rate	2.80%
Principal Amount	1,000,000,000
April 15, 2021 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2021
Interest Rate	4.25%
Principal Amount	1,000,000,000
April 15, 2041 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2041
Interest Rate	5.625%
Principal Amount	$ 2,000,000,000